Loans and Allowance for Credit Losses (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 28, 2011	Dec. 31, 2008	Dec. 31, 2007
Loans and Allowance for Credit Losses (Textual) [Abstract]
Loans pledged at the Federal Home Loan Bank ("FHLB")	$ 67,000,000,000	$ 62,800,000,000
Loans pledged at the Federal Reserve Bank	47,200,000,000	44,600,000,000
Unearned interest and deferred fees and costs on loans	1,100,000,000	1,300,000,000
Purchased impaired loans nonperforming assets	200,000,000	500,000,000
Fair value of impaired loans				238,000,000
Receivables of impaired loans acquired in FCB transactions, including covered and uncovered portion				502,000,000
Cash Receivables of impaired loans to be collected with interest				338,000,000
Fair value of non-impaired loans				828,000,000
Receivables of non-impaired loans acquired in FCB transactions				1,200,000,000
Cash Receivables of non-impaired loans not expected to be collected				184,000,000
Period of accruing loans related nonperforming assets and related ratios	90 days
Extension included in Commercial Real Estate Modifications	upto 12 Months
Net gains on the sale of loan	546,000,000	574,000,000	710,000,000
Minimum amount of loans for which allowance recorded for impaired purposes.	5,000,000
Loans in trial period arrangements	0
Accrued interest and outstanding advances capitalized into the modified loan balance	0
Outstanding advances to joint venture	716,000,000	825,000,000
Interest income recognized on impaired loans	358,000,000
Interest income that would have been recognized on impaired loans at original contractual loan terms	523,000,000
GNMA loans that are 90 days past due and continue to accrue interest	2,600,000,000	2,600,000,000	2,200,000,000		1,100,000,000	600,000,000
Foreclosed GNMA loans that continue to accrue interest and excluded from nonperforming assets	692,000,000	575,000,000	359,000,000		209,000,000	102,000,000
Residential Mortgage [Member]
Additional loans and allowance for credit losses (Textual) [Abstract]
Number of loans in trial period	451
Outstanding balance of loans in trial period	75,000,000
Estimated post-modification balance of loans in trial period	88,000,000
Other Retail [Member]
Additional loans and allowance for credit losses (Textual) [Abstract]
Number of loans in trial period	53
Outstanding balance of loans in trial period	3,000,000
Estimated post-modification balance of loans in trial period	5,000,000
Loans purchased from GNMA [Member]
Additional loans and allowance for credit losses (Textual) [Abstract]
Number of loans in trial period	1,591
Outstanding balance of loans in trial period	207,000,000
Estimated post-modification balance of loans in trial period	232,000,000
Government National Mortgage Association [Member]
Additional loans and allowance for credit losses (Textual) [Abstract]
Loans 30-89 days past due purchased from Government National Mortgage Association mortgage pools whose payments are insured by the Federal Housing Administration and classified as current	545,000,000	439,000,000
Loans 90 days or more past due purchased from Government National Mortgage Association mortgage pools whose payments are insured by the Federal Housing Administration and classified as current	2,600,000,000	2,600,000,000
Government National Mortgage Association [Member] | Trouble Debt Restructure [Member]
Additional loans and allowance for credit losses (Textual) [Abstract]
GNMA loans 90 days or more past due classified with a pass rating	2,600,000,000	2,600,000,000
Restructured GNMA loans that are classified with a pass rating	$ 2,000,000,000	$ 1,100,000,000